Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
February 28, 2017

Dates Covered
Collections Period	02/01/17 - 02/28/17
Interest Accrual Period	02/15/17 - 03/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/17	358,049,372.59	24,986
Yield Supplement Overcollateralization Amount 01/31/17	9,047,123.16	0
Receivables Balance 01/31/17	367,096,495.75	24,986
Principal Payments	14,798,327.73	431
Defaulted Receivables	772,330.80	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/17	8,463,207.76	0
Pool Balance at 02/28/17	343,062,629.46	24,510

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	33.06%

Prepayment ABS Speed	1.21%

Overcollateralization Target Amount	15,437,818.33
Actual Overcollateralization	15,437,818.33

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	38.64

Delinquent Receivables:
Past Due 31-60 days	6,802,712.95	371
Past Due 61-90 days	1,677,184.70	91
Past Due 91-120 days	306,858.57	17
Past Due 121+ days	0.00	0
Total	8,786,756.22	479

Total 31+ Delinquent as % Ending Pool Balance	2.56%

Recoveries	492,335.51

Aggregate Net Losses/(Gains) - February 2017	279,995.29

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.92%
Prior Net Losses Ratio	0.87%
Second Prior Net Losses Ratio	1.03%
Third Prior Net Losses Ratio	1.41%
Four Month Average	1.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Flow of Funds	$ Amount

Collections	16,326,314.86
Advances	(7,673.50)
Investment Earnings on Cash Accounts	6,788.50
Servicing Fee	(305,913.75)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,019,516.11

Distributions of Available Funds
(1) Class A Interest	353,566.79
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,312,339.69
(7) Distribution to Certificateholders	1,319,923.38
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,019,516.11

Servicing Fee	305,913.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 02/15/17	341,937,150.82
Principal Paid	14,312,339.69
Note Balance @ 03/15/17	327,624,811.13

Class A-1
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2a
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2b
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-3
Note Balance @ 02/15/17	213,607,150.82
Principal Paid	14,312,339.69
Note Balance @ 03/15/17	199,294,811.13
Note Factor @ 03/15/17	56.2979692%

Class A-4
Note Balance @ 02/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	107,600,000.00
Note Factor @ 03/15/17	100.0000000%

Class B
Note Balance @ 02/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	20,730,000.00
Note Factor @ 03/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	387,253.04
Total Principal Paid	14,312,339.69
Total Paid	14,699,592.73

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.77000%
Coupon	1.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	202,926.79
Principal Paid	14,312,339.69
Total Paid to A-3 Holders	14,515,266.48

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3918256
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4813369
Total Distribution Amount	14.8731625

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5732395
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.4303381
Total A-3 Distribution Amount	41.0035776

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/17	78,863.84
Balance as of 02/28/17	71,190.34
Change	(7,673.50)

Reserve Account
Balance as of 02/15/17	2,527,722.68
Investment Earnings	904.58
Investment Earnings Paid	(904.58)
Deposit/(Withdrawal)	-
Balance as of 03/15/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68